Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies Disclosure [Table Text Block]
Commitments and contingencies are described below and summarized by the following table for the designated fiscal years ending June 30, as of December 31, 2016:

		Remaining
	Total	2017	2018	2019	2020	2021	Thereafter
Prescription database	$1,736,000	$565,000	$598,000	$573,000	$-	$-	$-
Natesto	6,500,000	4,000,000	-	-	2,500,000	-	-
Manufacturing/commercial supply agreements	-	-	-	-	-	-	-
Service agreement	72,000	72,000	-	-	-	-	-
Office lease	247,000	72,000	145,000	30,000	-	-	-
Sponsored research agreement with related party	41,000	41,000	-	-	-	-	-
	$8,596,000	$4,750,000	$743,000	$603,000	$2,500,000	$-	$-

Commitments and contingencies are described below and summarized by the following table as of June 30, 2016:

	Total	2017	2018	2019	2020	2021	Thereafter
Prescription Database	$1,902,000	$731,000	$598,000	$573,000	$-	$-	$-
Natesto	8,500,000	6,000,000	-	-	2,500,000	-	-
Manufacturing agreement	3,000,000	2,000,000	500,000	500,000	-	-	-
Service agreement	204,000	204,000	-	-	-	-	-
Primsol	750,000	750,000	-	-	-	-	-
Office Lease	317,000	142,000	145,000	30,000	-	-	-
Sponsored research agreement with related party	70,000	70,000	-	-	-	-	-
	$14,743,000	$9,897,000	$1,243,000	$1,103,000	$2,500,000	$-	$-

Schedule of Rent Expense [Table Text Block]	Rent expense for the respective periods is as follows:
	Three Months Ended December 31,		Six Months Ended December 31,
	2016	2015	2016	2015

Rent expense	$35,000	$34,000	$70,000	$51,000

Rent expense for the respective periods is as follows:
	Year Ended June 30,
	2016	2015

Rent expense	$120,000	$51,000